Financial Instruments (Available-For-Sale Securities At Market Value) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013
Fair Value Disclosures [Abstract]
Available-for-sale Securities, Cost	$ 24.1
Available-for-sale Securities, Gross Unrealized Gains	0.2
Available-for-sale Securities, Gross Unrealized Losses	0
Available-for-sale Securities, Market Value	$ 24.3